CAPITAL STOCK AND RESERVES (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended	18 Months Ended
	Jan. 13, 2026	Jan. 13, 2026	Sep. 30, 2023	Mar. 31, 2026	Sep. 30, 2023	Feb. 06, 2026	Sep. 30, 2025	Sep. 25, 2025	Jun. 05, 2025	Jan. 29, 2025	Oct. 03, 2023
IfrsStatementLineItems [Line Items]
Sale of stock								3,415,780		524,390
aggregate proceeds										$ 2,150,000
Share price								$ 5.73
Warrants to purchase								3,258,466
Purchase price								$ 5.73
Gross proceeds				$ 34,500,000
Cash				$ 700,000				$ 3,300,000
Dgital assets								$ 32,900,000
Ordinary shares issued								160,000	625,000
Number of shares sold					98,500
Treasury stock						$ 100,000
Aggregate offering ordinary shares	5,230,000	5,230,000
ProceedsFromExerciseOfWarrants	9,770,000	9,770,000
Net proceeds		$ 12,700,000
Pre-funded warrants issued	9,120,000	9,120,000
pre-funded warrants outstanding shares	650,000
Additional shares issued							52,254
Warrants purchase			157,895
Series A Warrants And Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants											$ 2.968
ATM [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold				4,062,632
net proceeds				$ 12.0